UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2719

                      Scudder US Government Securities Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder U.S. Government Securities Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)               Value ($)
                                                                                        -----------------------------------

US Treasury Obligations 5.1%
US Treasury Bills, 3.285%**, 10/20/2005 (b)                                               1,320,000              1,310,511
US Treasury Note:
2.25%, 2/15/2007                                                                         10,000,000              9,931,671
2.375%, 8/15/2006                                                                         8,645,000              8,699,031
3.0%, 11/15/2007                                                                          8,750,000              8,902,100
3.125%, 9/15/2008                                                                         5,000,000              4,879,389
3.375%, 11/15/2008                                                                        3,050,000              3,083,312
3.625%, 4/30/2007 (e)                                                                    25,900,000             25,732,064
4.0%, 2/15/2015 (e)                                                                       7,100,000              6,937,197
4.625%, 5/15/2006                                                                         4,900,000              4,960,867
5.625%, 5/15/2008                                                                         8,000,000              9,044,176
5.75%, 11/15/2005 (e)                                                                    60,000,000             60,367,980
12.0%, 8/15/2013                                                                          7,500,000             10,851,563
                                                                                                            --------------
Total US Treasury Obligations (Cost $155,440,823)                                                              154,699,861

Agencies Not Backed by the Full Faith and Credit of the US Government 27.1% US
Government Agency Sponsored Pass-Throughs 16.0% Federal Home Loan Mortgage
Corp.:
3.25%, 11/2/2007                                                                         20,000,000             19,551,280
4.5%, 4/1/2019                                                                               32,468                 31,975
4.639%*, 2/1/2035                                                                         8,313,985              8,288,982
5.0% with various maturities from 1/1/2019 until 6/1/2034 (f)                            90,564,414             89,171,397
5.5% with various maturities from 3/1/2033 until 4/1/2033                                 3,795,358              3,870,077
6.0% with various maturities from 9/1/2033 until 8/1/2034                                24,794,016             25,326,943
6.5% with various maturities from 9/1/2032 until 9/1/2032                                 2,168,230              2,244,762
7.0% with various maturities from 10/1/2030 until 9/1/2032                                6,242,777              6,553,273
7.5% with various maturities from 6/1/2027 until 11/1/2033                                6,654,506              7,107,154
8.0% with various maturities from 2/1/2017 until 7/1/2030                                    56,304                 60,285
8.5% with various maturities from 12/1/2016 until 7/1/2030                                   22,182                 23,982
10.25%, 3/1/2016                                                                            166,633                183,999
Federal National Mortgage Association:
4.541%*, 1/1/2035                                                                        14,353,318             14,286,323
4.55%*, 2/1/2035                                                                         14,415,174             14,382,703
4.633%*, 1/1/2035                                                                        19,699,920             19,667,598
4.668%*, 2/1/2035                                                                        13,505,256             13,492,905
4.746%, 5/1/2035                                                                         21,446,673             21,430,331
5.0% with various maturities from 4/1/2018 until 10/1/2019 (f)                           88,294,138             88,565,266
5.5% with various maturities from 8/1/2019 until 6/1/2035                                90,649,480             91,313,560
6.0% with various maturities from 5/1/2016 until 5/1/2035                                20,358,432             20,822,434
6.5% with various maturities from 6/1/2016 until 6/1/2035                                11,315,103             11,702,704
7.0% with various maturities from 4/1/2015 until 11/1/2034                               14,605,362             15,369,673
7.5% with various maturities from 6/1/2025 until 10/1/2032                               11,091,743             11,825,040
8.0% with various maturities from 12/1/2008 until 12/1/2024                                 452,678                483,650
8.5% with various maturities from 6/1/2030 until 9/1/2030                                    35,762                 38,195
9.0% with various maturities from 12/1/2016 until 4/1/2030                                   84,480                 93,074
11.5%, 5/1/2018                                                                               7,283                  8,011
                                                                                                            --------------
                                                                                                               485,895,576

US Government Sponsored Agencies 11.1%
Federal Farm Credit Bank:
2.125%, 7/17/2006                                                                        10,050,000             10,042,152
4.125%, 4/15/2009                                                                         7,500,000              7,477,034
Federal Home Loan Bank, Zero Coupon, 8/1/2005                                           238,896,000            238,896,000
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008                                       20,000,000             22,054,400
Federal National Mortgage Association:
2.0%, 1/15/2006                                                                           7,210,000              7,226,078
3.25% with various maturities from 1/15/2008 until 2/15/2009                             31,720,000             31,645,640
6.0%, 5/15/2011                                                                           4,300,000              5,053,369
7.25%, 1/15/2010                                                                          3,460,000              4,175,985
Tennessee Valley Authority, Series C, 4.75%, 8/1/2013                                    10,200,000             10,265,300
                                                                                                            --------------
                                                                                                               336,835,958

Total Agencies Not Backed by the Full Faith and Credit of the                                               --------------
US Government (Cost $836,742,738)                                                                              822,731,534


Agencies Backed by the Full Faith and Credit of the US Government 75.9%
Government National Mortgage Association:
4.5% with various maturities from 2/15/2018 until 8/15/2018                              17,619,057             17,483,700
5.0% with various maturities from 2/15/2018 until 2/15/2035 (f)                         350,096,514            347,732,153
5.5% with various maturities from 5/15/2014 until 7/20/2035 (f)                         879,611,811            889,939,636
6.0% with various maturities from 11/15/2014 until 4/15/2035 (f)                        527,337,190            541,677,429
6.5% with various maturities from 7/15/2008 until 8/15/2034 (f)                         322,653,949            336,798,495
7.0% with various maturities from 1/15/2008 until 10/15/2033                             68,104,981             71,871,015
7.5% with various maturities from 5/15/2009 until 12/15/2032                             58,977,284             63,051,371
8.0% with various maturities from 9/15/2014 until 6/15/2032                              11,879,115             12,802,212
8.5% with various maturities from 8/15/2008 until 1/15/2031                               3,556,186              3,895,297
9.0% with various maturities from 9/15/2017 until 7/15/2030                               4,326,291              4,765,078
9.5% with various maturities from 6/15/2009 until 5/15/2025                               5,804,670              6,419,652
10.0% with various maturities from 11/15/2009 until 8/15/2022                             3,716,911              4,156,055
10.5% with various maturities from 4/15/2013 until 12/15/2021                             1,963,479              2,217,271
11.0%, 4/20/2019                                                                             12,974                 14,259
                                                                                                            --------------
Total Agencies Backed by the Full Faith and Credit of the
US Government (Cost $2,303,039,466)                                                                          2,302,823,623

Collateralized Mortgage Obligations 11.5%
Fannie Mae Grantor Trust:
"B", Series 2003-T3, 5.763%, 12/25/2011                                                  10,000,000             10,936,328
"A2", Series 2001-T12, 7.5%, 8/25/2041                                                    2,685,552              2,888,787
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044                              6,941,977              7,405,408
Federal Home Loan Mortgage Corp.:
"PO", Series 228, Principal Only, Zero Coupon, 2/1/2035                                  19,171,252             15,709,570
"PF", Series 2962, 3.638%*, 3/15/2035                                                    34,994,535             35,042,775
"I0", Series 228, Interest Only, 6.0%, 2/1/2035                                          19,171,252              3,891,364
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017                                         3,248                  2,900
"FC", Series 2005-58, 3.71%*, 7/25/2035                                                  51,180,810             51,826,195
"PF", Series 2005-59, 3.71%*, 5/25/2035 MS                                               23,680,389             23,660,206
"IC", Series 2003-92, Interest Only, 4.5%*, 4/25/2013                                    32,776,222              3,036,317
"PX", Series 2003-86, Interest Only, 4.5%, 4/25/2013                                     19,690,470              1,298,715
Government National Mortgage Association:
"PF", Series 2005-55, 3.55%, 6/22/2020                                                   34,425,000             34,425,000
"GF", Series 2005-58, 3.58%, 8/20/2035                                                   40,000,000             40,018,750
"FB", Series 2005-43, 3.609%*, 2/17/2032                                                 12,000,000             11,941,756
"AF", Series 2005-48, 3.63%*, 6/20/2035                                                  44,771,912             44,688,775
"FA", Series 2005-18, 3.63%*, 10/20/2032                                                 20,000,000             19,198,012
"AF", Series 2005-39, 3.73%*, 6/20/2035                                                  35,524,866             35,596,729
"FG", Series 2002-76, 3.809%*, 10/16/2029                                                 4,253,752              4,279,162
"IM", Series 2004-4, Interest Only, 5.0%, 7/16/2026                                      20,224,258              1,644,076
"KI", Series 2004-19, Interest Only, 5.0%, 10/16/2027                                    23,190,954              2,240,548
                                                                                                            --------------
Total Collateralized Mortgage Obligations (Cost $349,915,659)                                                  349,731,373

                                                                                             Shares               Value ($)
                                                                                             ------               ---------
Securities Lending Collateral 2.9%
Scudder Daily Assets Fund Institutional, 3.34% (c) (d)
(Cost $87,756,250)                                                                       87,756,250             87,756,250
                                                                                                            --------------
                                                                                           Principal
                                                                                           Amount ($)           Value ($)
                                                                                           ----------           ---------
Repurchase Agreements 0.0%
State Street Bank and Trust Co., 3.14%, dated 7/29/2005,
to be repurchased at $59,015 on 8/1/2005 (a)
(Cost $59,000)                                                                               59,000                 59,000
                                                                                                            --------------

                                                                                               % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $3,722,953,936)                                             122.5          3,717,801,641
Other Assets and Liabilities, Net                                                             -22.5           -683,158,866
                                                                                                            --------------
Net Assets                                                                                    100.0          3,034,642,775
                                                                                                            ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $60,432 Federal National Mortgage Association, 3.2210%, maturing on 3/1/2034 with a value of $60,241.

(b) At July 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $86,107,489, which is 2.8% of net assets.

(f) Mortgage dollar rolls included.

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At July 31, 2005, open futures contracts purchased were as follows:

                                                      Aggregate Face        Market          Unrealized
Futures                  Expiration      Contracts      Value ($)          Value($)      Depreciation ($)
----------------------------------------------------------------------------------------------------------
10-Year US
Treasury Note             9/22/2005        1402           158,798,179       155,600,094      (3,198,085)
----------------------------------------------------------------------------------------------------------

At July 31, 2005, open futures contracts sold were as follows:

                                                      Aggregate Face        Market          Unrealized
Futures                  Expiration      Contracts      Value ($)          Value($)      Depreciation ($)
----------------------------------------------------------------------------------------------------------
2-Year US
Treasury Note             9/30/2005         293            60,838,220        60,499,922         338,298
----------------------------------------------------------------------------------------------------------
10-Year US
Interest Rate Swap        9/19/2005         588            65,250,474        64,624,875         625,599
----------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                   963,897
----------------------------------------------------------------------------------------------------------

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder US Government Securities Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder US Government Securities Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005